Financial instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (156)	$ (69)
Increase in net assets	547	789
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(46)	98
Increase in net assets	1,896	2,410
Malaysian ringgit
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(49)	34
Increase in net assets	271	274
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(71)	(103)
Increase in net assets	573	625
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	153	20
Increase in net assets	$ 1,280	$ 1,353